Financial Income	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Financial Income [Abstract]
FINANCIAL INCOME

NOTE 24 — FINANCIAL INCOME

The balance of the financial income corresponds to the total amount, consisting of the sum of the balances, according to detail. The financial expenses composed of discounts granted, bank expenditure, billing expenses, IOF, monetary variation, fines and interest on loans. Financial revenues comprise the amounts related to income on interest received and discounts obtained.

	For three months ended		Change
	09/30/2025	09/30/2024	$	%
Financial Expenses
Banking Expenses	—	(8)	8	-100%
Interest	(24,297)	(96,892)	72,595	-75%
	(24,297)	(96,900)	72,603	-75%
	For nine months ended		Change
	09/30/2025	09/30/2024	$	%
Financial Expenses
Banking Expenses	—	(554,970)	544,970	-100%
Interest	(255,538)	(106,743)	(148,795)	139%
	(255,538)	(661,713)	406,175	-61.38%

NOTE 24 — FINANCIAL INCOME

The balance of the financial income corresponds to the total amount, consisting of the sum of the balances, according to detail, The financial expenses composed of discounts granted, bank expenditure, billing expenses, IOF, monetary variation, fines and interest on loans, Financial revenues comprise the amounts related to income on interest received and discounts obtained.

	For year ended		Change
	12/31/2024	12/31/2023	$	%
Financial Revenue
Interest	—	25,630	25,630	-100,00%
	—	25,630	25,630	-100,00%
Financial Expenses
IOF	(1)	(2,954)	2,953	-100%
Banking Expenses	(554,970)	(669,334)	114,364	-17%
Interest	(617,116)	(794,688)	297,262	-37%
	(1,172,087)	(1,466,976)	688,105	-28,26%